Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

11. RELATED PARTY TRANSACTIONS

1) Nature of relationships with related parties

The table below sets forth the major related parties and their relationships with the Company, with which the Company entered into transactions during the years ended December 31, 2025, 2024 and 2023, or recorded balances as of December 31, 2025 and 2024.

Name	Relationship with the Company
Mr. Bing Zhang	Chairman of the Company’s board of directors
Happy Starlight Limited	Entity controlled by Mr. Bing Zhang

2) Transactions with related parties

For the years ended December 31, 2025 and 2023, the Company borrowed loans of $700 and $1,600 from Mr. Bing Zhang, respectively. The borrowings were interest free and were repayable on demand and did not require of guarantees or pledges from the Company. For the year ended December 31, 2024, the Company repaid loans of $500 to Mr. Bing Zhang.

For the years ended December 31, 2025, the Company also borrowed loans of $950 from Happy Starlight Limited. The borrowing was interest free and were repayable on demand and did not require of guarantees or pledges from the Company.

3) Balances with related parties

As of December 31, 2025 and 2024, the balances with related party were as follows:

	As of December 31,
	2025	2024
Loans payable due to related parties
Mr. Bing Zhang	$1,800	$1,100
Happy Starlight Limited	950	-
	$2,750	$1,100
Other payable
Others	$3	$-
	$2,753	$1,100